CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	$ (381,220)	$ (513,042)	$ (509,827)
Recognized in consolidated income	546,387	126,344	4,196
Recognized in comprehensive income	1,883	3,287	1,297
Exchange rate variation	13,486	2,191	(8,708)
Ending balance Asset (liability)	180,536	(381,220)	(513,042)
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(1,513,904)	(1,582,496)	(1,568,764)
Recognized in consolidated income	110,010	67,237	(19,735)
Recognized in comprehensive income
Exchange rate variation	7,557	1,355	6,003
Ending balance Asset (liability)	(1,396,337)	(1,513,904)	(1,582,496)
Assets for right of use
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	133,481	85,752	75,849
Recognized in consolidated income	95,774	47,729	9,903
Recognized in comprehensive income
Exchange rate variation
Ending balance Asset (liability)	229,255	133,481	85,752
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(53,136)	(56,863)	(54,820)
Recognized in consolidated income	(14,142)	3,345	(3,735)
Recognized in comprehensive income
Exchange rate variation	2,130	382	1,692
Ending balance Asset (liability)	(65,148)	(53,136)	(56,863)
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	43,567	37,328	(10,461)
Recognized in consolidated income	158,178	13,881	92,804
Recognized in comprehensive income	924	2,873	1,566
Exchange rate variation	(58,639)	(10,515)	(46,581)
Ending balance Asset (liability)	144,030	43,567	37,328
Revaluation of financial instruments [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	10,279	(13)	3,750
Recognized in consolidated income	(27,901)	10,142	(2,326)
Recognized in comprehensive income	959	414	(269)
Exchange rate variation	(1,470)	(264)	(1,168)
Ending balance Asset (liability)	(18,133)	10,279	(13)
Tax losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	1,356,268	1,369,150	1,479,560
Recognized in consolidated income	216,897	(10,116)	(98,154)
Recognized in comprehensive income
Exchange rate variation	(15,428)	(2,766)	(12,256)
Ending balance Asset (liability)	1,557,737	1,356,268	1,369,150
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(349,082)	(351,238)	(406,536)
Recognized in consolidated income	1,030	(11,718)	20,000
Recognized in comprehensive income
Exchange rate variation	77,371	13,874	35,298
Ending balance Asset (liability)	(270,681)	(349,082)	(351,238)
Others [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(8,693)	(14,662)	(28,405)
Recognized in consolidated income	6,541	5,844	5,439
Recognized in comprehensive income
Exchange rate variation	1,965	125	8,304
Ending balance Asset (liability)	$ (187)	$ (8,693)	$ (14,662)